Share-based compensation	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensationThe Company has five components of its share-based compensation plan: stock options, deferred share units (“DSUs”), restricted share units (“RSUs”), performance share units (“PSUs”) and employee share purchase plan (“ESPP”). Share-based compensation expense for the three and nine months ended September 30, 2022 was $1,000 and $3,624, respectively (2021 - $745 and $1,662). The expense associated with each component is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
Stock options	607	443	1,655	1,103
DSUs	233	231	632	488
RSUs	124	—	1,225	—
ESPP	36	71	112	71
	1,000	745	3,624	1,662

There were no PSUs issued and outstanding for the three and nine months ended September 30, 2022 and 2021.
The changes in the number of stock options during the nine months ended September 30, 2022 and 2021 were as follows:

	2022		2021[1]
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,283,088	12.00	1,516,641	6.73
Options granted[1]	168,588	44.91	115,969	53.19
Options forfeited	(63,415)	46.41	(28,736)	14.84
Options exercised	(9,179)	14.52	(147,025)	3.37

Options outstanding – September 30	1,379,082	14.42	1,456,849	10.61
Options exercisable – September 30	887,779	4.06	814,367	2.54

1 In March 2021, the Company granted stock options to certain executives. Subsequently, the Company identified an error in determining the expected life and volatility inputs used in the Black-Scholes pricing model to calculate the fair value of options, which led to the Company determining that 63,992 excess options were granted in March 2021 to six senior executives (the “Awardees”). The granting of excess options was immaterial to the Company but the error resulted in an award of options to the Awardees that was not reasonable and appropriate to grant. During 2021, the Company amended and restated the option award agreements for those affected Awardees to reflect the issuance of the appropriate number of options.

The following table is a summary of the Company’s stock options outstanding as at September 30, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.71	0.0001 - 1.09	748,368
8.86 - 11.06	51,811	8.20	8.86 - 11.06	21,084
15.79 - 16.00	268,499	7.03	15.79 - 16.00	95,969
26.43 - 95.12	274,404	9.26	26.43 - 95.12	22,358
	1,379,082	6.19		887,779

The following table is a summary of the Company’s stock options outstanding as at September 30, 2021:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	5.70	0.0001 - 1.09	695,968
8.86 - 11.06	190,522	9.21	8.86 - 11.06	59,784
15.79 - 16.00	341,701	8.03	15.79 - 16.00	57,529
26.43 - 69.48	140,258	9.45	26.43 - 69.48	1,086
	1,456,849	7.17		814,367
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2021	59,654
Granted (at C$38.97 - $86.93 per unit)	25,372
DSUs - September 30, 2022	85,026

RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2021	46,591
Granted (at C$40.30 - $54.26 per unit)	97,816
Released (at C$94.05 per unit)	(2,800)
Forfeited (at C$86.38 - $94.05 per unit)	(30,222)
RSUs - September 30, 2022	111,385